Average Annual Total Returns		6 Months Ended	12 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Innovator Nasdaq-100 10 Buffer ETF - Quarterly
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		11.45%	10.92%
Performance Inception Date	Jun. 28, 2024
Innovator Nasdaq-100 10 Buffer ETF - Quarterly | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		11.45%	10.92%
Innovator Nasdaq-100 10 Buffer ETF - Quarterly | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.78%	6.47%
Nasdaq-100® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Nasdaq-100® Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		18.79%	21.02%
Nasdaq-100® Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Nasdaq-100® Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.94%	20.17%